Related parties (Details Narrative) - Lease Agreements 1 [Member] - BRL (R$) R$ in Thousands							12 Months Ended
	Jul. 14, 2024	May 02, 2024	Aug. 02, 2021	Oct. 30, 2019	Sep. 06, 2018	Apr. 25, 2018	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Lease term					20 years		20 years
Renewal term							20 years
RVL Esteves Gestao Imobiliaria SA [Member]
IfrsStatementLineItems [Line Items]
Lease expenses			R$ 40	R$ 12
UNIVACO Patrimonial Ltda [Member]
IfrsStatementLineItems [Line Items]
Renewal term							20 years
IESVAP Patrimonial Ltda [Member]
IfrsStatementLineItems [Line Items]
Lease term						20 years
Renewal term						20 years
Description of lease term						The lease agreement is for an amount equal to 7.5% of the monthly revenue of IESVAP until June 2021. From July 2021, the monthly amount should be equal to the amount paid in the first semester of 2021 and thereafter adjusted annually by the inflation rate (IGP-M). The lease agreement is for an initial term of 20 years and is renewable for an additional 20 years subject to the provisions of the lease agreement.
Instituto Tocantinense Presidente Antonio Carlos S A [Member] | RVL Esteves Gestao Imobiliaria SA [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue					7.50%
Institutode Ensino Superior Presidente Trancredode Almeida Neves S A [Member] | RVL Esteves Gestao Imobiliaria SA [Member]
IfrsStatementLineItems [Line Items]
Description of lease term	The lease agreement is for a monthly amount payable equal to R$114.5, with a grace period of 12 months. The monthly amount payable should be adjusted annually by the inflation rate (IPCA). The lease agreement is for a term of 20 years.	The lease agreement is for a monthly amount payable equal to R$4, adjusted annually by the inflation rate (IGP-M). The lease agreement is for a term of one year and is renewable for an additional term of three years.	(i) up to June 2022, R$40; (ii) from July 2022 until December 2028, 6.5% of the monthly revenue of ITPAC Garanhuns during the prior semester, adjusted in accordance with the provisions of the lease agreement; and (iii) as from January 2029, the monthly amount should be adjusted annually by the inflation rate (IPCA). The lease agreement is for a term of 20 years.	(i) R$12 until December 2020; (ii) from January 2021 to December 2025, 6.5% of the monthly revenue of IPTAN during the prior semester; (iii) from January 2026, the monthly amount should be equal to the amount paid in the second semester of 2025; and (iv) as from January 2027, the monthly amount should be adjusted annually by the inflation rate (IPCA). The lease agreement is for a term of 20 years and is renewable for an additional 20 years.